Deutsche Investment Management Americas Inc.
                                  One Beacon Street
                                  Boston, MA 02108

                                  March 11, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


RE: DWS Dreman Concentrated Value Fund, DWS Dreman High Return Equity Fund, DWS Dreman Mid Cap Value Fund, DWS Dreman Small Cap Value Fund and DWS Large Cap Value Fund (the "Funds"), each a series of DWS Value Series, Inc. (the "Corporation") (Reg. Nos 33-18477, 811-5385)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 55 to the Funds' Registration Statement on Form N-1A (the "Amendment"), do not differ from that contained in the Amendment, which is the most recent Amendment to such Registration Statement and was filed electronically on March 6, 2009.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.


                                        Very truly yours,


                                        /s/James M. Wall

                                        James M. Wall, Esq.
                                        Director and Counsel
                                        Deutsche Asset Management

cc:      John Marten, Esq., Vedder Price